Sep. 30, 2022
Jensen Quality Value Fund
Jensen Quality Value Fund
Investment Objective
The objective of the Jensen Quality Value Fund (the “Quality Value Fund” or the “Fund”) is long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Shareholder Fees(fees paid directly from your investment)

Shareholder Fees (fees paid directly from your investment)
	Class J	Class I	Class Y
	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class J	Class I	Class Y
Management Fees	0.65%	0.65%	0.65%
Distribution and Shareholder Servicing (12b-1) Fees	0.25%	None	None
Shareholder Servicing Fee [1]	None	0.02%	None
Other Expenses	0.21%	0.21%	0.21%
Total Annual Fund Operating Expenses	1.11%	0.88%	0.86%
Fee Waiver/Expense Reimbursements	-0.06%	-0.06%	-0.06%
Total Annual Fund Operating Expenses after Fee Waiver/Expense Reimbursements[2]	1.05%	0.82%	0.80%

Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)

Shareholder Fees (fees paid directly from your investment)
	Class J	Class I	Class Y
	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class J	Class I	Class Y
Management Fees	0.65%	0.65%	0.65%
Distribution and Shareholder Servicing (12b-1) Fees	0.25%	None	None
Shareholder Servicing Fee [1]	None	0.02%	None
Other Expenses	0.21%	0.21%	0.21%
Total Annual Fund Operating Expenses	1.11%	0.88%	0.86%
Fee Waiver/Expense Reimbursements	-0.06%	-0.06%	-0.06%
Total Annual Fund Operating Expenses after Fee Waiver/Expense Reimbursements[2]	1.05%	0.82%	0.80%

Example
This Example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and either redeem or hold all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The operating expense limitation agreement discussed above is reflected only through September 30, 2023.
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class J	$107	$347	$606	$1,346
Class I	$84	$275	$482	$1,079
Class Y	$82	$268	$471	$1,055

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may generate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These transaction costs, and potentially higher taxes, which are not reflected in the Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the fiscal year ended May 31, 2022, the Fund’s portfolio turnover rate was 17.78% of the average value of its portfolio.
Principal Investment Strategies
The Fund’s investment strategy seeks to identify companies the Adviser deems to be undervalued. To achieve its objective, the Fund invests in equity securities of companies that satisfy the investment criteria described below. These companies are selected from a universe of publicly traded U.S. companies that, as determined by the Adviser, have produced long-term records of consistently high returns on shareholder equity. In order to qualify for this universe, each company must have a market capitalization between $100 million and the capitalization of the largest company in the Russell Midcap® Index, and a return on equity of 15% or greater in each of the last ten years as determined by the Adviser and may include companies with negative equity resulting from debt-financing of large share repurchases. These companies may have unique risk profiles depending on the amount of debt incurred relative to the company’s ability to repay that debt.
Equity securities in which the Fund may invest as a principal strategy consist primarily of common stocks of small- and mid-cap U.S. companies. For purposes of the Fund, the Adviser considers a company to be a small- or mid-cap company if it has a market capitalization between $100 million and the capitalization of the largest company in the Russell Midcap® Index at the time of the Fund’s investment. The Adviser determines the companies that qualify for inclusion in the Fund’s investable universe on at least an annual basis.

The Fund’s investment strategy is based on applying fundamental analysis and valuation models to this select universe of companies in order to identify investment opportunities. Fundamental analysis includes assessment of the company’s industry, strategy, competitive advantages, business segments, geographic distribution, growth and profitability, financial statements (income statement, cash flow statement, balance sheet), and the company’s other financial reports. The valuation models are rooted in fundamentals-based investment principles and include discounted cash flow models (for example, determining the present value of expected future cash flows), relative valuation methods (for example, a company’s valuation relative to its own history, its industry peers, or the broader stock market), and ratio methods (for example, a company’s price-to-earnings ratios).

The Fund may sell all or part of its position in a company when the Adviser has determined that another qualifying security has a greater opportunity to achieve the Fund’s objective. In addition, the Fund generally sells its position in a company when the company no longer meets one or more of the Fund’s investment criteria described above for inclusion in the universe of companies in which the Fund may invest. In the event that the company no longer satisfies the investment criteria and the failure is due to an extraordinary situation that the Adviser believes will not have a material adverse impact on the company’s operating performance, the Fund may continue to hold and invest in the company. Examples of such extraordinary situations include a significant acquisition, divestiture, or accounting rule change that results in a significant change to a company’s equity balance and a non-meaningful return on equity number.
The Adviser expects to include in the Fund’s investment portfolio at any time securities of approximately 30 to 50 primarily domestic companies. The Fund must always own the securities of a minimum of 25 different companies in its portfolio. The Fund strives to be fully invested at all times in publicly traded common stocks and other eligible equity securities issued by companies that meet the investment criteria described in this Prospectus.
Principal Risks of Investing in the Fund
Before investing in the Fund, you should carefully consider your own investment goals, the amount of time you are willing to leave your money invested, and the amount of risk you are willing to take. Remember, in addition to possibly not achieving your investment goals, you could lose money by investing in the Fund. The principal risks of investing in this Fund are:

+    Stock Market Risk
    The market value of stocks held by the Fund may decline over a short, or even an extended period of time, resulting in a decrease in the value of a shareholder’s investment.

+    Management Risk
    The investment process used by the Adviser, including the Adviser’s valuation models, to select securities for the Fund’s investment portfolio may not prove effective, and the Adviser’s judgments about the attractiveness, value and potential appreciation of the Fund’s investments may prove to be incorrect in that the investments chosen by the Adviser may not perform as anticipated. Certain risks are inherent in the ownership of any security, and there is no assurance that the Fund’s investment objective will be achieved.

+    General Market Risk
Certain securities selected for the Fund’s portfolio may be worth less than the price originally paid for them, or less than they were worth at an earlier time.

+    Recent Market Events Risk
U.S. and international markets have experienced volatility in recent months and years due to a number of economic, political and global macro factors including the impact of the coronavirus (COVID-19) as a global pandemic, uncertainties regarding interest rates, rising inflation, trade tensions, and the threat of tariffs imposed by the U.S. and other countries. The recovery from COVID-19 is proceeding at slower than expected rates and may last for a prolonged period of time. As a result of continuing political tensions and armed conflicts, including the war between Ukraine and Russia, the U.S. and the European Union imposed sanctions on certain Russian individuals and companies, including certain financial institutions, and have limited certain exports and imports to and from Russia. The war has contributed to recent market volatility and may continue to do so. Continuing market volatility as a result of recent market conditions or other events may have an adverse effect on the performance of the Fund.
+    Company and Sector Risk
The Fund’s investment strategy requires that a company selected for investment must, among other criteria and in the determination of the Adviser, have attained a return on equity of at least 15% per year for each of the prior 10 years. Due to the relatively limited number of companies that meet this investment criteria and thereby qualify for investment consideration, at times the Fund is prohibited from investing in certain companies and sectors that are experiencing strong market appreciation, but have not attained the high level of consistent, long-term business performance that is required for investment consideration by the Fund. As a result, the Fund’s performance may trail the overall market over a short or extended period of time compared to what its performance may have been if the Fund was able to invest in such rapidly growing, non-qualifying companies.

+    Value Style Investing Risk
    The prices of securities the Adviser believes are undervalued may not appreciate as anticipated or may go down, the valuations may never improve or returns on value equity securities may be less than returns on other styles of investing or the overall stock market.

+    Small- and Mid-Capitalization Company Risk
    The securities of small-capitalization and mid-capitalization companies may be more volatile and less liquid than the securities of large-capitalization companies.
+    Regulatory Risk
Legal, tax and regulatory changes could occur that may adversely affect the Fund’s ability to pursue its investment strategies and/or increase the costs of implementing such strategies.
+ Competitive Risk
Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments.

Investment Suitability
The Fund is designed for long-term investors who are willing to accept short-term market price fluctuations.

Performance
The performance information below demonstrates the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns for the one year, five year, ten year and since inception periods compare with those of a broad measure of market performance. The Fund’s past performance information, both before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.jenseninvestment.com, or by calling the Fund toll-free at 800-992-4144.
Jensen Quality Value Fund - Class J Shares1Calendar Year Returns as of December 31

The returns in the bar chart are for the Class J shares. Class I and Class Y shares would have substantially similar annual returns as Class J shares because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the classes have different expenses.
The Fund’s calendar year-to-date return for Class J shares as of June 30, 2022 was -21.30%. During the period of time shown in the bar chart, the Fund’s highest quarterly return for Class J shares was 21.16% for the quarter ended June 30, 2020, and the lowest quarterly return for Class J shares was -23.33% for the quarter ended March 31, 2020.
Average Annual Total ReturnsFor the Periods EndedDecember 31, 2021

Average Annual Total Returns For the Periods Ended December 31, 2021	One Year	Five Year	Ten Year	Since Inception 3/31/2010
Class J Shares
Return Before Taxes	27.68%	14.18%	13.21%	11.62%
Return After Taxes on Distributions	26.85%	13.17%	11.50%	10.06%
Return After Taxes on Distributions and Sale of Fund Shares	16.83%	11.09%	10.29%	9.07%
Class I Shares
Return Before Taxes	27.89%	14.43%	13.41%	11.83%
Class Y Shares*
Return Before Taxes	27.99%	14.46%	13.44%	11.85%
Russell Midcap Total Return Index (reflects no deductions for fees, expenses, or taxes)	22.58%	15.10%	14.91%	13.78%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on each investor’s individual tax situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred or other tax-advantaged arrangements such as 401(k) plans or individual retirement accounts (“IRAs”). After-tax returns are shown for the Class J shares only and after-tax returns for the Class I and Class Y shares will vary.
Jensen Global Quality Growth Fund
Jensen Global Quality Growth Fund
Investment Objective
The objective of the Jensen Global Quality Growth Fund (the “Global Quality Growth Fund” or the “Fund”) is long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and Example below.
Shareholder Fees(fees paid directly from your investment)

Shareholder Fees (fees paid directly from your investment)
Class J	Class I	Class Y
None	None	None

Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class J	Class I	Class Y
Management Fees	0.75%	0.75%	0.75%
Distribution and Shareholder Servicing (12b-1) Fees	0.25%	None	None
Shareholder Servicing Fee[1]	None	0.02%	None
Other Expenses	0.64%	0.65%	0.65%
Total Annual Fund Operating Expenses	1.64%	1.42%	1.40%
Fee Waiver/Expense Reimbursements	-0.39%	-0.40%	-0.40%
Total Annual Fund Operating Expenses after Fee Waiver/Expense Reimbursements[2]	1.25%	1.02%	1.00%

Example
This Example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and either redeem or hold all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund operating expenses remain the same. The operating expense limitation agreement discussed above is reflected only through September 30, 2023.
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class J	$127	$479	$855	$1,911
Class I	$104	$410	$738	$1,667
Class Y	$102	$404	$728	$1,645

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may generate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These transaction costs, and potentially higher taxes, which are not reflected in the Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the fiscal year ended May 31, 2022, the Fund's portfolio turnover rate was 3.04% of the average value of its portfolio.
Principal Investment Strategies
The primary focus of the Adviser is on the management of equity portfolios that are derived from a select universe of companies that produce long-term records of persistently high returns on shareholder equity. The Fund’s approach to investing focuses on companies determined by the Adviser to have a record of achieving a high level of business performance over the long term and which are, in the opinion of the Adviser, well positioned to maintain competitive advantages and continued high returns on equity and free cash flow.
The Fund will invest in equity securities of approximately 25 to 40 U.S. and foreign companies that satisfy the investment criteria described below. Equity securities in which the Fund invests as a principal strategy consist of publicly traded companies around the world, including securities issued by corporations located in developing or emerging markets. Generally, each company in which the Fund invests must, as determined by the Adviser: (1) have consistently achieved a high return on equity over the prior ten years; (2) be in excellent financial condition; and (3) be capable of sustaining outstanding business performance. These companies are selected from a universe of companies that, as determined by the Adviser, have produced long-term records of consistently high returns on shareholder equity. In order to qualify for this universe, each company must have a market capitalization of $1 billion or more, and a return on equity of 15% or greater in each of the last 10 years as determined by the Adviser. The Adviser determines on an annual basis the companies that qualify for inclusion in the Fund’s investable universe.
The Fund must always own the securities of a minimum of 15 different companies in its portfolio. The Fund strives to essentially be fully invested at all times in publicly traded common stocks and other eligible equity securities issued by companies that meet the investment criteria described in this Prospectus. The Fund’s investments in other eligible equity securities may include depositary receipts, such as American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”), Global Depositary Receipts (GDRs”), or other forms of depositary receipts. The Fund typically invests in securities of issuers from at least three or more countries, including the United States, with at least 40% of the Fund’s net assets invested in foreign securities. In making a determination of whether an issuer will be classified as “domestic” or “foreign,” the Adviser will generally look to the location of the issuer’s domicile or principal headquarters. However, if the Adviser believes the issuer is headquartered in a jurisdiction primarily for tax purposes, it will consider other factors, such as the location of the issuer’s operational headquarters and senior management.
The Fund may purchase securities when they are priced below their full values as determined by the Adviser. The Fund may sell all or part of its position in a company when the Adviser has determined that another qualifying security has a greater opportunity to achieve the Fund’s objective. In addition, the Fund generally sells its position in a company when the company no longer meets one or more of the Fund’s investment criteria. In the event that the company no longer satisfies the investment criteria and the failure is due to an extraordinary situation that the Adviser believes will not have a material adverse impact on the company’s operating performance, the Fund may continue to hold and invest in the company.
The Fund is non-diversified, which means that a relatively high percentage of its assets may be invested in a limited number of securities.

Principal Risks of Investing in the Fund
Before investing in the Fund, you should carefully consider your own investment goals, the amount of time you are willing to leave your money invested, and the amount of risk you are willing to take. Remember, in addition to possibly not achieving your investment goals, you could lose money by investing in the Fund. The principal risks of investing in this Fund are:
+    Stock Market Risk
The market value of stocks held by the Fund may decline over a short, or even an extended period of time, resulting in a decrease in the value of a shareholder’s investment.
+    Management Risk
The Adviser may be incorrect in its judgment of the value of particular stocks. The investments chosen by the Adviser may not perform as anticipated. Certain risks are inherent in the ownership of any security, and there is no assurance that the Fund’s investment objective will be achieved.
+ General Market Risk
Certain securities selected for the Fund’s portfolio may be worth less than the price originally paid for them, or less than they were worth at an earlier time.
+ Recent Market Events Risk
U.S. and international markets have experienced volatility in recent months and years due to a number of economic, political and global macro factors including the impact of the coronavirus (COVID-19) as a global pandemic, uncertainties regarding interest rates, rising inflation, trade tensions, and the threat of tariffs imposed by the U.S. and other countries. The recovery from COVID-19 is proceeding at slower than expected rates and may last for a prolonged period of time. As a result of continuing political tensions and armed conflicts, including the war between Ukraine and Russia, the U.S. and the European Union imposed sanctions on certain Russian individuals and companies, including certain financial institutions, and have limited certain exports and imports to and from Russia. The war has contributed to recent market volatility and may continue to do so. Continuing market volatility as a result of recent market conditions or other events may have an adverse effect on the performance of the Fund.
+    Company and Sector Risk
The Fund’s investment strategy requires that a company selected for investment by the Fund must have attained, among other criteria, a return on equity of at least 15% per year for each of the prior 10 years as determined by the Adviser. Because of the relatively limited number of companies that have achieved this strong level of consistent, long-term business performance, the Fund at times is prohibited from investing in certain companies and sectors that may be experiencing a shorter-term period of robust earnings growth. As a result, the Fund’s performance may trail the overall market over a short or extended period of time compared to what its performance may have been if the Fund was able to invest in such rapidly growing, non-qualifying companies.
+    Non-diversification Risk
The Fund is classified as a “non-diversified” investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). Therefore, the Fund may invest a relatively high percentage of its assets in a smaller number of issuers or may invest a larger proportion of its assets in the obligations of a single issuer. As a result, the gains and losses on a single investment may have a greater impact on the Fund’s net asset value (“NAV”) and may make the Fund more volatile than more diversified funds.
+    Foreign Securities and Currency Risk
Non-U.S. securities are subject to risks relating to political, social and economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices, including fluctuations in foreign currencies. A change in the value of a foreign currency against the U.S. dollar will result in a corresponding change in value of securities denominated in that currency. Issuers of foreign securities may not be required to provide operational or financial information that is as timely or reliable as those required for issuers of U.S. securities. The income or dividends earned on foreign securities may be subject to foreign withholding taxes. The securities of foreign companies are frequently denominated in foreign currencies. To the extent that a market is closed while the markets for the underlying currencies remain open, certain markets may not always reflect significant price and rate movements.
+    Brexit Risk
The United Kingdom (UK) withdrew from the European Union (EU) on January 31, 2020 following a June 2016 referendum referred to as “Brexit.” Although the UK and EU have made a trade agreement that was entered into on May 1, 2021, certain post-EU arrangements remain unresolved and subject to further negotiation and agreement. There is significant market uncertainty regarding Brexit’s ramifications, and the range of possible political, regulatory, economic and market outcomes are difficult to predict. The uncertainty surrounding the UK’s economy, and its legal, political, and economic relationship with the remaining member states of the EU, may cause considerable disruption in securities markets, including increased volatility and illiquidity, as well as currency fluctuations in the British pound’s exchange rate against the U.S. dollar.
+    Emerging Markets Risk
Countries in emerging markets are generally more volatile and can have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries, and securities markets that trade a small number of issues. Emerging market securities may be subject to relatively more abrupt and severe price declines due to the smaller securities markets, lower trading volumes and less government regulation of securities markets in emerging market countries compared to those in developed countries. Investments in emerging market securities generally are more illiquid and volatile and subject to a higher risk of settlement disruptions than investments in securities of issuers in developed countries.
+    Large-Capitalization Company Risk
Larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in consumer tastes or innovative smaller competitors. Also, large-capitalization companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion. The Adviser considers companies with market capitalizations in excess of $10 billion to be large-capitalization companies.
+    Growth Stock Risk
The prices of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks and may be out of favor with investors at different periods of time. Compared to value stocks, growth stocks may experience larger price swings.
+    Depositary Receipts Risk
Investments in depositary receipts may entail the special risks of foreign investing, including currency exchange fluctuations, government regulations, and the potential for political and economic instability.
+ Regulatory Risk
Legal, tax and regulatory changes could occur that may adversely affect the Fund’s ability to pursue its investment strategies and/or increase the costs of implementing such strategies.
+ Competitive Risk
Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments.
Investment Suitability
The Fund is designed for long-term investors who are willing to accept short-term market price fluctuations.

Performance
The performance information below demonstrates the risks of investing in the Fund by showing changes in the Fund’s performance from year to year by showing how the Fund’s average annual total returns for the one year and since inception periods compare with those of a broad measure of market performance. The Fund’s past performance information, both before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.jenseninvestment.com, or by calling the Fund toll-free at 800-992-4144.
Jensen Global Quality Growth Fund - Class J Shares1Calendar Year Returns as of December 31

The returns in the bar chart are for the Class J shares. Class I and Class Y shares would have substantially similar annual returns as Class J shares because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the classes have different expenses.
The Fund’s calendar year-to-date return for Class J shares as of June 30, 2022 was -19.90%. During the period of time shown in the bar chart, the Fund’s highest quarterly return for Class J shares was 11.67% for the quarter ended December 31, 2021, and the lowest quarterly return for Class J shares was 0.05% for the quarter ended September 30, 2021.
Average Annual Total ReturnsFor the Periods EndedDecember 31, 2021

Average Annual Total Returns For the Periods Ended December 31, 2021	One Year	Since Inception 4/15/2020
Class J Shares
Return Before Taxes	24.00%	32.40%
Return After Taxes on Distributions	23.90%	32.30%
Return After Taxes on Distributions and Sale of Fund Shares	14.26%	25.22%
Class I Shares
Return Before Taxes	24.34%	32.72%
Class Y Shares
Return Before Taxes	24.35%	32.74%
MSCI All Country World Index (reflects no deductions for fees, expenses, or taxes)	18.54%	34.34%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on each investor’s individual tax situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred or other tax-advantaged arrangements such as 401(k) plans or individual retirement accounts (“IRAs”). After-tax returns are shown for the Class J shares only and after-tax returns for the Class I and Class Y shares will vary.